Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE	$ 308	$ 26,197
COST OF REVENUE
GROSS PROFIT	308	26,197
OPERATING EXPENSES
General & Administrative	819,001	888,106
Total Operating Expenses	819,001	888,106
LOSS FROM OPERATIONS	(818,693)	(861,910)
OTHER INCOME (EXPENSE)
Interest and Other Income	7,000	50,475
Interest Expense		(200)
Total Other Income (Expense)	7,000	50,275
LOSS BEFORE INCOME TAXES	(811,693)	(811,635)
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ (811,693)	$ (811,635)
Earnings Per Share, Diluted	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding, Diluted	479,080,612	284,808,907